UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Banta Asset Managment, LP
Address: 517 30th Street
         Newport Beach, CA 92663

Form 13F File Number: 28-12787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen M. Banta
Title: Partner
Phone: 949-673-9944

Signature, Place, and Date of Signing:

 /s/ Stephen M. Banta         Newport Beach, CA             07/25/2012
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   43

FORM 13F INFORMATION TABLE VALUE TOTAL:   $48,704
                                        (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                       BANTA ASSET MANAGEMENT
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 06/30/12

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      200     2235 SH       SOLE                     2235        0        0
AMGEN INC                      COM              031162100      245     3365 SH       SOLE                     3365        0        0
APPLE COMPUTER INC             COM              037833100      568      973 SH       SOLE                      973        0        0
BANK OF AMERICA CORPORATION PF PREFERRED STOCKS 060505559     1223    47165 SH       SOLE                    47165        0        0
CITIGROUP CAP XI CAP TRUPS 6.0 PREFERRED STOCKS 17307Q205      431    17693 SH       SOLE                    17693        0        0
CITIGROUP CAP XIV TR PFD 6.875 PREFERRED STOCKS 17309E200      422    16950 SH       SOLE                    16950        0        0
CITIGROUP CAPITAL VII TRUPS 7. PREFERRED STOCKS 17306N203      668    26575 SH       SOLE                    26575        0        0
COCA COLA CO                   COM              191216100      223     2855 SH       SOLE                     2855        0        0
CONOCOPHILLIPS                 COM              20825C104     1538    27525 SH       DEFINED                 27495       30        0
CORTS TR II GOLDMAN SACHS CATR PREFERRED STOCKS 22082P208      809    32750 SH       SOLE                    32750        0        0
CORTS TR WEYERHAEUSER CO TR CT PREFERRED STOCKS 22082N203      417    16250 SH       SOLE                    16250        0        0
COUNTRYWIDE CAP V GTD CAP SEC  PREFERRED STOCKS 222388209      480    19325 SH       SOLE                    19325        0        0
COVIDIEN PLC                   COM              G2554F113     1722    32191 SH       SOLE                    32191        0        0
CUMMINS ENGINE INC             COM              231021106     2160    22285 SH       DEFINED                 22265       20        0
DWS STRATEGIC GOVT SECS FD CL  MUTUAL FUNDS     23338C108      154    17321 SH       SOLE                    17321        0        0
EATON CORP                     COM              278058102     1030    25995 SH       SOLE                    25995        0        0
EXXON MOBIL CORP               COM              30231G102      212     2477 SH       SOLE                     2477        0        0
FIRST PACTRUST BANCORP INC COM COM              33589V101     1182    99690 SH       DEFINED                 99450      240        0
FREEPORT MCMORAN COPPER&GOLDCL COM              35671D857     1533    45010 SH       DEFINED                 44960       50        0
GENERAL ELEC CAP CORP NT 2033  PREFERRED STOCKS 369622493      438    16743 SH       SOLE                    16743        0        0
GLOBE SPECIALTY METALS INC COM COM              37954N206     1250    93055 SH       DEFINED                 92845      210        0
HALLIBURTON CO                 COM              406216101      907    31950 SH       SOLE                    31950        0        0
IBM                            COM              459200101      372     1902 SH       SOLE                     1902        0        0
ISHARES DJ US ENERGY           COM              464287796     2028    52908 SH       SOLE                    52908        0        0
ISHARES TR MSCI EAFE INDEX     COM              464287465     2116    42348 SH       SOLE                    42348        0        0
ISHARES TR S&P MIDCAP 400      COM              464287507     2183    23186 SH       DEFINED                 23151       35        0
ISHARES TR S&P SMLCAP 600      COM              464287804     2622    35791 SH       SOLE                    35791        0        0
ISHARES TR US PFD STK IDX      PREFERRED STOCKS 464288687     5519   141401 SH       SOLE                   141401        0        0
JOY GLOBAL INC                 COM              481165108     1943    34250 SH       DEFINED                 34225       25        0
JP MORGAN CHASE CAP XVI PFD TR PREFERRED STOCKS 481228203      438    17325 SH       SOLE                    17325        0        0
NOVARTIS AG SPONSORED ADR      COM              66987V109     1147    20515 SH       DEFINED                 20480       35        0
NUCOR CORP                     COM              670346105     1013    26735 SH       SOLE                    26735        0        0
PHILIP MORRIS INTL INC         COM              718172109      279     3196 SH       SOLE                     3196        0        0
PHILLIPS 66 COM                COM              718546104     1508    45370 SH       DEFINED                 45275       95        0
PROCTER & GAMBLE COMPANY       COM              742718109      678    11076 SH       SOLE                    11076        0        0
PUBLIC STORAGE INC PFD 1/1000  PREFERRED STOCKS 74460D448      714    28500 SH       SOLE                    28500        0        0
QUALCOMM INC                   COM              747525103     1255    22535 SH       DEFINED                 22495       40        0
TEREX CORP NEW                 COM              880779103     2133   119630 SH       DEFINED                119545       85        0
UNITED TECHNOLOGIES CORP       COM              913017109      296     3925 SH       SOLE                     3925        0        0
VERIZON COMMUNICATIONS         COM              92343V104     1414    31825 SH       DEFINED                 31775       50        0
WABCO HLDGS INC                COM              92927K102     1231    23265 SH       SOLE                    23265        0        0
WELLS FARGO CAP VII TRUPS 5.85 PREFERRED STOCKS 94979B204      666    25793 SH       SOLE                    25793        0        0
ZIONS CAP TR B CAP SECS %      PREFERRED STOCKS 989703202     1337    51550 SH       SOLE                    51550        0        0